Fair value of financial instruments - Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Financial assets
Interest-bearing deposits with banks	$ 63,420	$ 79,638
Securities
Trading	149,525	139,240
Investment, net of applicable allowance	153,570	145,484
Securities	303,095	284,724
Assets purchased under reverse repurchase agreements and securities borrowed	312,126	307,903
Loans, net of applicable allowance
Loans, net	740,031	717,575
Other
Derivatives	92,319	95,541
Deposits
Personal	375,606	362,488
Business and government	720,089	696,353
Bank	47,147	41,990
Deposits	1,142,842	1,100,831
Other
Obligations related to securities sold short	41,544	37,841
Obligations related to assets sold under repurchase agreements and securities loaned	265,009	262,201
Derivatives	88,102	91,439
Subordinated debentures	10,561	9,593
Financial assets classified as FVTPL [member]
Securities
Trading	135,190	125,801
Securities	135,190	125,801
Assets purchased under reverse repurchase agreements and securities borrowed	270,142	265,011
Loans, net of applicable allowance
Wholesale	9,873	8,428
Loans, net	9,873	8,428
Other
Derivatives	92,319	95,541
Other assets	2,663	4,109
Financial assets designated as FVTPL [member]
Financial assets
Interest-bearing deposits with banks	50,175	56,896
Securities
Trading	14,335	13,439
Securities	14,335	13,439
Loans, net of applicable allowance
Retail	240	241
Wholesale	3,283	2,769
Loans, net	3,523	3,010
Financial assets classified as FVOCI [member]
Securities
Investment, net of applicable allowance	81,092	77,802
Securities	81,092	77,802
Loans, net of applicable allowance
Retail	157	327
Wholesale	532	813
Loans, net	689	1,140
Financial assets designated as FVOCI [member]
Securities
Investment, net of applicable allowance	549	533
Securities	549	533
Financial liabilities classified as FVTPL [member]
Deposits
Personal	348	321
Business and government	615	739
Deposits	963	1,060
Other
Obligations related to securities sold short	41,544	37,841
Derivatives	88,102	91,439
Other liabilities	445	654
Financial liabilities designated as FVTPL [member]
Deposits
Personal	19,709	18,328
Business and government	140,682	131,630
Bank	17,473	17,251
Deposits	177,864	167,209
Other
Obligations related to assets sold under repurchase agreements and securities loaned	238,833	236,147
Other liabilities	107	171
Fair value of financial instruments not measured at fair value [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	13,245	22,742
Securities
Investment, net of applicable allowance	70,796	66,823
Securities	70,796	66,823
Assets purchased under reverse repurchase agreements and securities borrowed	41,984	42,892
Loans, net of applicable allowance
Retail	508,971	502,277
Wholesale	214,501	204,683
Loans, net	723,472	706,960
Other
Other assets	60,259	58,483
Fair value of financial instruments not measured at fair value [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	355,434	344,040
Business and government	579,325	565,106
Bank	29,674	24,743
Deposits	964,433	933,889
Other
Obligations related to assets sold under repurchase agreements and securities loaned	26,176	26,054
Other liabilities	64,724	64,749
Subordinated debentures	10,661	9,601
Financial assets at carrying amount [member]
Financial assets
Interest-bearing deposits with banks	63,420	79,638
Securities
Trading	149,525	139,240
Investment, net of applicable allowance	153,570	145,484
Securities	303,095	284,724
Assets purchased under reverse repurchase agreements and securities borrowed	312,126	307,903
Loans, net of applicable allowance
Retail	511,617	501,189
Wholesale	228,414	216,386
Loans, net	740,031	717,575
Other
Derivatives	92,319	95,541
Other assets	62,922	62,592
Financial assets at carrying amount [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	13,245	22,742
Securities
Investment, net of applicable allowance	71,929	67,149
Securities	71,929	67,149
Assets purchased under reverse repurchase agreements and securities borrowed	41,984	42,892
Loans, net of applicable allowance
Retail	511,220	500,621
Wholesale	214,726	204,376
Loans, net	725,946	704,997
Other
Other assets	60,259	58,483
Financial assets at fair value [member]
Financial assets
Interest-bearing deposits with banks	63,420	79,638
Securities
Trading	149,525	139,240
Investment, net of applicable allowance	152,437	145,158
Securities	301,962	284,398
Assets purchased under reverse repurchase agreements and securities borrowed	312,126	307,903
Loans, net of applicable allowance
Retail	509,368	502,845
Wholesale	228,189	216,693
Loans, net	737,557	719,538
Other
Derivatives	92,319	95,541
Other assets	62,922	62,592
Financial liabilities at carrying amount [member]
Deposits
Personal	375,606	362,488
Business and government	720,089	696,353
Bank	47,147	41,990
Deposits	1,142,842	1,100,831
Other
Obligations related to securities sold short	41,544	37,841
Obligations related to assets sold under repurchase agreements and securities loaned	265,009	262,201
Derivatives	88,102	91,439
Other liabilities	65,295	65,571
Subordinated debentures	10,561	9,593
Financial liabilities at carrying amount [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	355,549	343,839
Business and government	578,792	563,984
Bank	29,674	24,739
Deposits	964,015	932,562
Other
Obligations related to assets sold under repurchase agreements and securities loaned	26,176	26,054
Other liabilities	64,743	64,746
Subordinated debentures	10,561	9,593
Financial liabilities at fair value [member]
Deposits
Personal	375,491	362,689
Business and government	720,622	697,475
Bank	47,147	41,994
Deposits	1,143,260	1,102,158
Other
Obligations related to securities sold short	41,544	37,841
Obligations related to assets sold under repurchase agreements and securities loaned	265,009	262,201
Derivatives	88,102	91,439
Other liabilities	65,276	65,574
Subordinated debentures	$ 10,661	$ 9,601